Financial Instruments and Risk Management (Details)	Jun. 30, 2025 USD ($)
MYR/SGD [Member]
Financial Instruments and Risk Management [Line Items]
Average monthly variance rate	1.14%
Other variables held post-tax profit	$ 30,820
GBP/SGD [Member]
Financial Instruments and Risk Management [Line Items]
Average monthly variance rate	0.29%
Other variables held post-tax profit	$ 7,703